Finance Costs and Fair Value Movement - Schedule Of Finance Costs And Fair Value Movement (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Finance costs
Interest on debt and borrowings (Note 14)	$ (17,142)	$ (8,588)	$ (1,508)
Other finance costs	(994)	(207)	(1)
Total finance costs	(18,136)	(8,795)	$ (1,509)
Prepayment fee feature	(6,291)	(5,947)
Warrant liability	(3,491)
Total Fair value movement	$ (9,782)	$ (5,947)